FAIR VALUE MEASUREMENT	0 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2011 and 2010 are classified in the tables below in one of the three categories described in note 1y:

	December 31, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$73	$-	$-	$73
Cash deposits and other	1,023	-	-	1,023
Marketable securities*:
Auction rate securities	-	-	31	31
Collateral debt obligations	4	-	1	5
Equity securities	505	-	-	505
Structured investment vehicles	-	91	-	91
Other—mainly debt securities	20	-	-	20
Derivatives**
Liability derivatives—mainly options and forward contracts	-	(57)	-	(57)
Interest rate and cross-currency swaps (liabilities)	-	(53)	-	(53)
Asset derivatives—mainly options and forward contracts	-	17	-	17
Interest rate and cross-currency swaps (assets)	-	25	-	25
Contingent consideration in connection with Cephalon acquisition	-	-	171	171

Total	$1,625	$23	$203	$1,851

	December 31, 2010
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$389	$-	$-	$389
Cash deposits and other	859	-	-	859
Marketable securities*:
Auction rate securities	-	-	77	77
Collateral debt obligations	9	-	1	10
Equity securities	109	-	-	109
Structured investment vehicles	-	82	-	82
Other—mainly debt securities	23	-	-	23
Derivatives**
Liability derivatives—mainly options and forward contracts	-	(16)	-	(16)
Interest rate and cross-currency swaps (liabilities)	-	(70)	-	(70)
Asset derivatives—mainly options and forward contracts	-	17	-	17

Total	$1,389	$13	$78	$1,480

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*        Marketable securities consist mainly of debt securities and equity securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**        Derivatives primarily represent foreign currency option contracts, interest rate and cross-currency swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2011	2010

	U.S. $ in millions
Carrying value as of January 1	$78	$76
Amount realized	(61)	(9)
Contingent consideration in connection with Cephalon acquisition	171	-
Net change to fair value:
Included in earnings - finance expense - net	22	7
Included in other comprehensive income (loss)	(7)	4

Carrying value as of December 31	$203	$78

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying values. The fair value of long-term bank loans and senior notes also approximates their carrying value, since they bear interest at rates close to the prevailing market rates. The fair value of the senior notes, convertible senior debentures and interest rate and cross-currency swap agreements included under long-term liabilities amounted to $8,714 million and $3,787 million at December 31, 2011 and 2010, respectively, based on quoted market values and prevailing market rates. The fair value of interest rate and cross-currency swap agreements included under long term investments and receivables amounted to $25 million at December 31, 2011.

The fair values and the carrying amounts of derivatives, senior notes and convertible senior debentures with an earliest date of redemption within 12 months are assets of $17 million and $17 million (derivatives) and liabilities of $1,612 million and $1,734 million (senior notes, convertible senior debentures and derivatives) at December 31, 2011 and 2010, respectively. The fair value of derivatives generally reflects the estimated amounts that Teva would receive or pay to terminate the contracts at the reporting dates.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. On April 1, 2010, the Company adopted an accounting pronouncement that changes the method for determining whether other-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2011 and 2010, the credit loss was $164 million and $266 million, respectively.